INCOME TAXES (Details) - Record Street Brewing Co [Member] - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Federal loss carryforwards	$ 42,643	$ 6,214
Less: valuation allowances	(42,643)	(6,214)
Deferred tax asset